Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Estimated useful lives of property and equipment

Years
Drillships and related equipment (Successor)	8-32
Other property and equipment (Successor)	1-6
Drillships and related equipment (Predecessor)	15-35
Other property and equipment (Predecessor)	2-7